Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

The Company considers its operating structure and the information subject to regular review by its President and Chief Executive Officer, who is the Chief Operating Decision Maker (CODM), to identify reportable operating segments. The CODM makes decisions, allocates resources and assesses performance by the following regions, which are also the Company’s four reportable operating segments: NA, AP, EMEA, and LA. The four geographic segments sell and service FSS and security systems around the globe, as well as elections, lottery and information technology solutions in Brazil other, through wholly-owned subsidiaries, majority-owned joint ventures and independent distributors in most major countries. In January 2015, the Company announced the realignment of its Brazil and LA businesses to drive greater efficiency and further improve customer service. The Company reported results from its LA and Brazil operations under one single reportable operating segment and reclassified comparative periods for consistency. The presentation of comparative periods also reflects the reclassification of certain global expenses from segment operating profit to corporate charges not allocated to segments due to the 2015 realignment activities.

Certain information not routinely used in the management of the segments, information not allocated back to the segments or information that is impractical to report is not shown. Segment operating profit is defined as revenues less expenses identifiable to the those segments. Segment operating income reconciles to consolidated income (loss) from continuing operations before income taxes by deducting corporate costs and other income or expense items that are not attributed to the segments. Further details regarding the Company's net non-routine income (expense) appear in note 18. Total assets are not allocated to segments and are not included in the assessment of segment performance and therefore are excluded from the segment information disclosed below.

The following tables represent information regarding the Company’s segment information and provides a reconciliation between segment operating profit (loss) and the consolidated income (loss) from continuing operations before income taxes for the years ended December 31:

	2014	2013	2012
Revenue summary by segment
NA	$1,407,707	$1,415,050	$1,590,532
AP	500,285	479,129	427,542
EMEA	421,141	362,167	325,489
LA	721,920	601,145	648,130
Total customer revenues	$3,051,053	$2,857,491	$2,991,693

Intersegment revenues
NA	$68,414	$76,306	$57,240
AP	85,395	99,268	113,116
EMEA	56,582	46,011	43,204
LA	556	—	—
Total intersegment revenues	$210,947	$221,585	$213,560

Segment operating profit
NA	$282,260	$255,043	$298,951
AP	66,394	62,760	62,414
EMEA	61,388	44,029	28,433
LA	68,737	41,539	47,776
Total segment operating profit	$478,779	$403,371	$437,574

Corporate charges not allocated to segments (1)	(296,323)	(264,668)	(262,988)
Impairment of assets	(2,123)	(72,017)	(15,783)
Restructuring charges	(11,872)	(57,015)	(15,241)
Net non-routine income (expense)	12,486	(127,931)	(42,133)
	(297,832)	(521,631)	(336,145)
Operating profit (loss)	$180,947	$(118,260)	$101,429
Other income (expense)	(10,358)	(1,547)	9,466
Income (loss) from continuing operations before taxes	$170,589	$(119,807)	$110,895

(1)
Corporate charges not allocated to segments include headquarter based costs associated with manufacturing administration, procurement, human resources, compensation and benefits, finance and accounting, global development/engineering, global strategy/mergers and acquisitions, global information technology, tax, treasury and legal.

	2014	2013	2012
Segment depreciation and amortization expense
NA	$9,276	$12,240	$14,591
AP	7,748	7,710	6,520
EMEA	4,042	3,724	5,042
LA	11,994	11,593	11,823
Total segment depreciation and amortization expense	33,060	35,267	37,976
Corporate depreciation and amortization expense	41,012	47,327	40,668
Total depreciation and amortization expense	$74,072	$82,594	$78,644

	2014	2013
Segment property, plant and equipment, at cost
NA	$128,755	$137,669
AP	46,876	46,117
EMEA	38,228	40,715
LA	78,730	89,618
Total segment property, plant and equipment, at cost	292,589	314,119
Corporate property plant and equipment, at cost, not allocated to segments	320,305	284,975
Total property, plant and equipment, at cost	$612,894	$599,094

The following table presents information regarding the Company’s revenue by service and product solution:

Revenue summary by service and product solution	2014	2013	2012
Financial self-service:
Services	$1,220,514	$1,188,937	$1,199,325
Products	977,340	977,632	1,069,872
Total financial self-service	2,197,854	2,166,569	2,269,197
Security:
Services	417,112	448,123	427,007
Products	210,931	170,766	196,630
Total security	628,043	618,889	623,637
Total financial self-service & security	2,825,897	2,785,458	2,892,834
Brazil other	225,156	72,033	98,859
	$3,051,053	$2,857,491	$2,991,693

The Company had no customers that accounted for more than 10 percent of total net sales in 2014, 2013 and 2012.